Deferred Income Tax Assets and Liabilities (Details) - Schedule of deferred income tax assets and liabilities - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement of deferred income tax assets [Member] | Effect of tax-loss carry forward [Member]
Deferred income tax assets
Beginning balance	S/ 2,614
Effect on profit or loss	6,656	2,614
Effect on OCI
Ending balance	9,270	2,614
Additions IFRS 16
Additions quarry rehabilitation provision
Movement of deferred income tax assets [Member] | Provision of discounts and bonuses to customers [Member]
Deferred income tax assets
Beginning balance	2,032	137
Effect on profit or loss	425	1,895
Effect on OCI
Ending balance	2,457	2,032
Additions IFRS 16
Additions quarry rehabilitation provision
Movement of deferred income tax assets [Member] | Provision for vacations [Member]
Deferred income tax assets
Beginning balance	1,729	89
Effect on profit or loss	(159)	1,640
Effect on OCI
Ending balance	1,570	1,729
Additions IFRS 16
Additions quarry rehabilitation provision
Movement of deferred income tax assets [Member] | Allowance for expected credit losses for trade receivables [Member]
Deferred income tax assets
Beginning balance	832	69
Effect on profit or loss	625	763
Effect on OCI
Ending balance	1,457	832
Additions IFRS 16
Additions quarry rehabilitation provision
Movement of deferred income tax assets [Member] | Allowance for expected credit losses for other receivables [Member]
Deferred income tax assets
Beginning balance	974	2,665
Effect on profit or loss		(1,691)
Effect on OCI
Ending balance	974	974
Additions IFRS 16
Additions quarry rehabilitation provision
Movement of deferred income tax assets [Member] | Lease liabilities [member]
Deferred income tax assets
Beginning balance	14
Effect on profit or loss	(131)	14
Effect on OCI
Ending balance	892	14
Additions IFRS 16	1,009
Additions quarry rehabilitation provision
Movement of deferred income tax assets [Member] | Legal claim contingency [Member]
Deferred income tax assets
Beginning balance
Effect on profit or loss	461
Effect on OCI
Ending balance	461
Additions IFRS 16
Additions quarry rehabilitation provision
Movement of deferred income tax assets [Member] | Estimate for devaluation of spare parts and supplies [Member]
Deferred income tax assets
Beginning balance
Effect on profit or loss	431
Effect on OCI
Ending balance	431
Additions IFRS 16
Additions quarry rehabilitation provision
Movement of deferred income tax assets [Member] | Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes [Member]
Deferred income tax assets
Beginning balance	198	116
Effect on profit or loss	29	82
Effect on OCI
Ending balance	227	198
Additions IFRS 16
Additions quarry rehabilitation provision
Movement of deferred income tax assets [Member] | Effect of differences between book and tax bases of inventories [Member]
Deferred income tax assets
Beginning balance	922
Effect on profit or loss	(867)	922
Effect on OCI
Ending balance	55	922
Additions IFRS 16
Additions quarry rehabilitation provision
Movement of deferred income tax assets [Member] | Other [Member]
Deferred income tax assets
Beginning balance	375	22
Effect on profit or loss	(312)	353
Effect on OCI
Ending balance	63	375
Additions IFRS 16
Additions quarry rehabilitation provision
Movement of deferred income tax assets [Member] | Total Deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	9,690	3,098
Effect on profit or loss	7,158	6,592
Effect on OCI
Ending balance	17,857	9,690
Additions IFRS 16	1,009
Movement of deferred income tax assets [Member] | Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes [Member]
Deferred income tax assets
Beginning balance	(2,259)
Effect on profit or loss	829	(2,259)
Effect on OCI
Ending balance	(1,430)	(2,259)
Additions IFRS 16
Additions quarry rehabilitation provision
Movement of deferred income tax assets [Member] | Right-of-use assets [member]
Deferred income tax assets
Beginning balance	(17)
Effect on profit or loss	217	(17)
Effect on OCI
Ending balance	(809)	(17)
Additions IFRS 16	(1,009)
Additions quarry rehabilitation provision
Movement of deferred income tax assets [Member] | Other [Member]
Deferred income tax assets
Beginning balance	5
Effect on profit or loss	(5)	5
Effect on OCI
Ending balance		5
Additions IFRS 16
Additions quarry rehabilitation provision
Movement of deferred income tax assets [Member] | Total Deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	(2,271)
Effect on profit or loss	1,041	(2,271)
Effect on OCI
Ending balance	(2,239)	(2,271)
Additions IFRS 16	(1,009)
Additions quarry rehabilitation provision
Movement of deferred income tax assets [Member] | Total Deferred Income Tax Assets, Net [Member]
Deferred income tax assets
Beginning balance	7,419	3,098
Effect on profit or loss	8,199	4,321
Effect on OCI
Ending balance	15,618	7,419
Additions IFRS 16
Additions quarry rehabilitation provision
Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Effect on profit or loss	(2,225)	(20,597)
Effect on OCI	5,659	3,308
Movement of deferred income tax liabilities [Member] | Provision for vacations [Member]
Deferred income tax assets
Beginning balance	3,071	4,125
Effect on profit or loss	187	(1,054)
Ending balance	3,258	3,071
Movement of deferred income tax liabilities [Member] | Lease liabilities [member]
Deferred income tax assets
Effect on profit or loss	450
Ending balance	450
Movement of deferred income tax liabilities [Member] | Legal claim contingency [Member]
Deferred income tax assets
Effect on profit or loss	(140)
Ending balance	1,065
Additions IFRS 16	1,205
Movement of deferred income tax liabilities [Member] | Right-of-use assets [member]
Deferred income tax assets
Effect on profit or loss	242
Ending balance	(963)
Additions IFRS 16	(1,205)
Movement of deferred income tax liabilities [Member] | Impairment on brine project assets Salmueras [Member]
Deferred income tax assets
Beginning balance	17,087	17,087
Effect on profit or loss	476
Effect on OCI
Ending balance	17,563	17,087
Additions IFRS 16
Additions quarry rehabilitation provision
Movement of deferred income tax liabilities [Member] | Impairment of mining assets [Member]
Deferred income tax assets
Beginning balance	7,123	7,646
Effect on profit or loss	(207)	(523)
Effect on OCI
Ending balance	6,916	7,123
Additions IFRS 16
Additions quarry rehabilitation provision
Movement of deferred income tax liabilities [Member] | Financial instruments designated at fair value through OCI [Member]
Deferred income tax assets
Beginning balance	879
Effect on profit or loss
Effect on OCI	5,172	879
Ending balance	6,051	879
Additions IFRS 16
Additions quarry rehabilitation provision
Movement of deferred income tax liabilities [Member] | Provision for spare parts and supplies obsolescence [Member]
Deferred income tax assets
Beginning balance	4,963	4,231
Effect on profit or loss	418	732
Ending balance	5,381	4,963
Movement of deferred income tax liabilities [Member] | Long-term incentive plan [Member]
Deferred income tax assets
Beginning balance	2,511	10,620
Effect on profit or loss	1,055	(8,109)
Ending balance	3,566	2,511
Movement of deferred income tax liabilities [Member] | Quarry rehabilitation provision [Member]
Deferred income tax assets
Beginning balance	539	238
Effect on profit or loss	(52)	301
Ending balance	2,781	539
Additions quarry rehabilitation provision	2,294
Movement of deferred income tax liabilities [Member] | Allowance for expected credit losses for trade receivables [Member]
Deferred income tax assets
Beginning balance	101	596
Effect on profit or loss		(495)
Ending balance	101	101
Movement of deferred income tax liabilities [Member] | Provision of discounts [Member]
Deferred income tax assets
Beginning balance		994
Effect on profit or loss		(994)
Movement of deferred income tax liabilities [Member] | Effect of differences between book and tax bases of inventories [Member]
Deferred income tax assets
Beginning balance		922
Effect on profit or loss		(922)
Movement of deferred income tax liabilities [Member] | Other [Member]
Deferred income tax assets
Beginning balance	349	1,621
Effect on profit or loss	(74)	(1,272)
Ending balance	275	349
Movement of deferred income tax liabilities [Member] | Total Deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	36,623	48,080
Effect on profit or loss	2,113	(12,336)
Effect on OCI	5,172	879
Ending balance	47,407	36,623
Additions IFRS 16	1,205
Additions quarry rehabilitation provision	2,294
Movement of deferred income tax liabilities [Member] | Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes [Member]
Deferred income tax assets
Beginning balance	(177,448)	(165,366)
Effect on profit or loss	(12,802)	(12,082)
Ending balance	(192,544)	(177,448)
Additions quarry rehabilitation provision	(2,294)
Movement of deferred income tax liabilities [Member] | Net gain on cash flow hedge [Member]
Deferred income tax assets
Beginning balance	(3,219)	(3,619)
Effect on profit or loss	(220)	(354)
Effect on OCI	487	754
Ending balance	(2,952)	(3,219)
Movement of deferred income tax liabilities [Member] | Financial instruments designated at fair value through OCI [Member]
Deferred income tax assets
Beginning balance		(1,675)
Effect on OCI		1,675
Movement of deferred income tax liabilities [Member] | Effect of costs of issuance of senior notes [Member]
Deferred income tax assets
Beginning balance	(1,010)	(864)
Effect on profit or loss	240	(146)
Ending balance	(770)	(1,010)
Movement of deferred income tax liabilities [Member] | Other [Member]
Deferred income tax assets
Beginning balance	(45)	(45)
Effect on profit or loss	3
Ending balance	(42)	(45)
Movement of deferred income tax liabilities [Member] | Total Deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	(181,722)	(171,569)
Effect on profit or loss	(12,537)	(12,582)
Effect on OCI	487	2,429
Ending balance	(197,271)	(181,722)
Additions IFRS 16	(1,205)
Additions quarry rehabilitation provision	(2,294)
Movement of deferred income tax liabilities [Member] | Total deferred income tax liabilities, net [Member]
Deferred income tax assets
Beginning balance	(145,099)	(123,489)
Effect on profit or loss	(10,424)	(24,918)
Effect on OCI	5,659	3,308
Ending balance	S/ (149,864)	S/ (145,099)